Noncurrent Assets Held for Sale (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Summary of Noncurrent Assets Held for Sale

	December 31
	2017	2018
	US$	US$
Assets held for sale	—	10,576

	—	10,576